Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Disclosure and Measurement on Recurring Basis
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2023 using
	Total fair value at December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	6,266		6,266

Short-term investments:
Held-to-maturity debt investments	167,740		167,740

Long-term investments:
Long-term time deposits and held-to-maturity investments	24,872		24,872

Notes payable, current portion	5,999		5,999

Convertible senior notes, current portion	2,727		2,727

Notes payable, non-current portion	32,742		32,742

Convertible senior notes, non-current portion	8,881		3,757	5,124

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	1,671		1,671

Long-term investments:
Equity investments at fair value with readily determinable fair value	9,610	9,610
Equity investments without readily determinable fair value using NAV practical expedient (ii)	942
Investments accounted for at fair value	4,841	66		4,775
Available-for-sale debt investments	3,682		423	3,259

Other non-current assets:
Derivative instruments	994		994

Total assets measured at fair value	21,740	9,676	3,088	8,034

Amounts due to related parties, current:
Financial liability	321		321

Total liabilities measured at fair value	321		321

			Fair value measurement or disclosure at December 31, 2024 using
	Total fair value at December 31, 2024		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	4,538	622		4,538

Short-term investments:
Held-to-maturity debt investments	96,912	13,277		96,912

Long-term investments:
Long-term time deposits and held-to-maturity investments	99,069	13,572		99,069

Notes payable, current portion	7,982	1,094		7,982

Convertible senior notes, current portion	225	31		17	208

Notes payable, non-current portion	26,276	3,600		26,276

Convertible senior notes, non-current portion	7,697	1,054		3,932	3,765

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	5,954	816		5,954
Trading debt investments	15	2	15

Long-term investments:
Equity investments at fair value with readily determinable fair value	8,586	1,176	8,586
Equity investments without readily determinable fair value using NAV practical expedient (ii)	727	100
Investments accounted for at fair value	4,381	600	34		4,347
Available-for-sale debt investments	6,360	871		850	5,510

Other current assets:
Derivative instruments	7	1		7

Other non-current assets:
Derivative instruments	607	83		607

Total assets measured at fair value	26,637	3,649	8,635	7,418	9,857

Amounts due to related parties, current:
Financial liability	389	53		389

Total liabilities measured at fair value	389	53		389

(i)	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

(ii)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Schedule of rolling forward of Investments accounted for at fair value categorized within Level 3 under the fair value hierarchy
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2022	4,519
Additions	250
Disposals	(90)
Net unrealized fair value increase recognized in earnings	55
Foreign currency translation adjustments	41

Balance at December 31, 2023	4,775

Additions	159
Disposals	(248)
Net unrealized fair value decrease recognized in earnings	(376)
Foreign currency translation adjustments	37

Balance at December 31, 2024	4,347

Balance at December 31, 2024, in US$	596

Schedule of rolling forward of available-for-sale debt investments categorized within Level 3 under the fair value hierarchy
Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2022	2,447
Additions	313
Disposals	(332)
Conversion	838
Share of losses in excess of equity method investment in ordinary shares	(7)
Net unrealized fair value change recognized in other comprehensive income (loss)	(71)
Accrued interest	76
Foreign currency translation adjustments	(5)

Balance at December 31, 2023	3,259

Disposals	(85)
Conversion	2,061
Net unrealized fair value change recognized in other comprehensive income (loss)	174
Accrued interest	74
Foreign currency translation adjustments	27

Balance at December 31, 2024	5,510

Balance at December 31, 2024, in US$	755

Summary of Assets Measured at Fair Value on a Non-Recurring Basis
The following table summarizes the Group’s financial assets held as of December 31, 2023 and 2024 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2023 and 2024:

	Total Balance		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value Adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis

As of December 31, 2023
Long-term investments (i)	5,383		43	—	5,340	580		(815)
Produced content monetized on its own (ii)	25				25			(253)

As of December 31, 2024
Long-term investments (i)	1,242	170	—	—	1,242	625	86	(364)	(50)
Produced content monetized on its own (ii)	74	10			74			(95)	(13)

(i)
Due to declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statements of comprehensive income during the years ended December 31, 2023 and 2024. For equity investments accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value.

(ii)
Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, iQIYI performed an assessment to determine whether the fair value was less than unamortized content costs. iQIYI uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. iQIYI considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured
to the fair value as of each quarter end. Impairment charges of RMB68 million, RMB253 million and RMB95 million (US$13 million) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively.